Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value

COMMON STOCKS - 98.7%
Aerospace/Defense: 1.8%
2,300	General Dynamics Corp.	$554,714

Bank (Money Center): 4.3%
9,850	JPMorgan Chase & Co.	1,342,752

Bank (Processing): 4.4%
27,400	The Bank of New York Mellon Corp.	1,359,862

Bank (Regional): 13.0%
8,200	M&T Bank Corp.	1,389,900
7,200	The PNC Financial Services Group, Inc.	1,328,040
23,000	Truist Financial Corp.	1,304,100
		4,022,040
Bank (Super Regional): 4.4%
25,500	US Bancorp	1,355,325

Beverages: 4.5%
22,200	The Coca-Cola Co.	1,376,400

Biotechnology: 8.7%
5,925	Amgen, Inc.	1,432,784
21,300	Gilead Sciences, Inc.	1,266,285
		2,699,069
Cable TV: 4.7%
30,900	Comcast Corp. - Class A	1,446,738

Computer Software and Services: 5.6%
5,600	Microsoft Corp.	1,726,536

Drug: 9.3%
9,570	AbbVie, Inc.	1,551,392
16,000	Merck & Co., Inc.	1,312,800
		2,864,192
Drug Store: 4.7%
14,250	CVS Health Corp.	1,442,243

Electric Utility: 4.1%
12,800	American Electric Power Co., Inc.	1,277,056

Food Processing (Retail): 4.5%
21,300	Kellogg Co.	1,373,637

Household Products: 5.5%
8,800	Kimberly-Clark Corp.	1,083,808
13,500	Unilever PLC - ADR	615,195
		1,699,003
Medical - Biomedical: 4.3%
12,000	Medtronic PLC	1,331,400

Semiconductor: 5.6%
9,100	QUALCOMM, Inc.	1,390,662
1,900	Texas Instruments, Inc.	348,612
		1,739,274
Telecommunication Services: 4.5%
27,000	Verizon Communications, Inc.	1,375,380

Telecommunications (Equipment): 4.8%
26,500	Cisco Systems, Inc.	1,477,640

TOTAL COMMON STOCKS (Cost $24,496,804)		$30,463,261

SHORT-TERM INVESTMENTS - 2.3%
716,696	First American Government Obligations Fund, Class X - 0.19%*	716,696

TOTAL SHORT-TERM INVESTMENTS (Cost $716,696)		$716,696

TOTAL INVESTMENTS (Cost $25,213,500): 101.0%		31,179,957
LIABILITIES IN EXCESS OF OTHER ASSETS: (1.0)%		(304,216)
TOTAL NET ASSETS: 100.0%		$30,875,741

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$30,463,261	$-	$-	$30,463,261
Total Equity	$30,463,261	$-	$-	$30,463,261
Short-Term Investments	$716,696	$-	$-	$716,696
Total Investments in Securities	$31,179,957	$-	$-	$31,179,957

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.